Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2020
Income Taxes [Abstract]
Deferred tax assets and liabilities	Deferred tax assets and liabilities

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provision and accruals	Total
Gross deferred tax assets at December 31, 2019	13	6	151	371	110	281	932
Gross deferred tax liabilities at December 31, 2019	(172)	(1,713)	(10)	(23)	—	(46)	(1,964)
Net deferred tax balance at December 31, 2019	(159)	(1,707)	141	348	110	235	(1,032)
At December 31, 2019	(159)	(1,707)	141	348	110	235	(1,032)
(Charged)/credited to income	(32)	193	(33)	10	59	26	223
Credited/(charged) to equity	—	—	7	—	5	(16)	(4)
Credited to other comprehensive income	—	—	13	—	—	3	16
Net deferred tax balance at December 31, 2020	(191)	(1,514)	128	358	174	248	(797)
Gross deferred tax assets at December 31, 2020	24	5	128	381	174	314	1,026
Gross deferred tax liabilities at December 31, 2020	(215)	(1,519)	—	(23)	—	(66)	(1,823)
Net deferred tax balance at December 31, 2020	(191)	(1,514)	128	358	174	248	(797)
The below table presents the Net deferred tax balance as of December 31, 2020 after offsetting $627 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2020
Deferred tax assets	399
Deferred tax liabilities	(1,196)
Net deferred tax balance	(797)

($ millions)	Property, plant & equipment	Intangible assets	Pensions and other benefit obligations of associates	Inventories	Tax loss carry-forwards	Other assets, provision and accruals	Total
Gross deferred tax assets at December 31, 2018	12	—	125	262	39	235	673
Gross deferred tax liabilities at December 31, 2018	(94)	(1,403)	(2)	(14)	—	(18)	(1,531)
Net deferred tax balance at December 31, 2018	(82)	(1,403)	123	248	39	217	(858)
At December 31, 2018	(82)	(1,403)	123	248	39	217	(858)
(Charged)/credited to income	(71)	(194)	18	111	50	(36)	(122)
Credited to equity	—	—	—	—	—	25	25
Credited to other comprehensive income	—	—	11	—	—	5	16
Impact of business combinations	—	(121)	—	—	28	—	(93)
Other movements	(6)	11	(11)	(11)	(7)	24	—
Net deferred tax balance at December 31, 2019	(159)	(1,707)	141	348	110	235	(1,032)
Gross deferred tax assets at December 31, 2019	13	6	151	371	110	281	932
Gross deferred tax liabilities at December 31, 2019	(172)	(1,713)	(10)	(23)	—	(46)	(1,964)
Net deferred tax balance at December 31, 2019	(159)	(1,707)	141	348	110	235	(1,032)

The below table presents the Net deferred tax balance as of December 31, 2019 after offsetting $578 million of deferred tax assets and liabilities within the same tax jurisdiction.

($ millions)	At December 31, 2019
Deferred tax assets	354
Deferred tax liabilities	(1,386)
Net deferred tax balance	(1,032)

The below table presents deferred tax assets and deferred tax liabilities expected to have an impact on current taxes payable after more than twelve months.

($ billions)	At December 31, 2020	At December 31, 2019
Deferred tax assets	0.6	0.6
Deferred tax liabilities	1.8	1.8
For foreign unremitted earnings retained by consolidated entities for reinvestment, which amounted to $7 billion as of December 31, 2020, no provision is made for income taxes that would be payable upon the distribution of these earnings. If these earnings were remitted, an income tax charge could result based on the tax statutes currently in effect.
IFRS exceptions to recognizing taxable temporary differences include an exception to recognizing a deferred tax liability arising on the initial recognition of goodwill from acquisitions. As such, we have not provided a deferred tax for goodwill from acquisitions which amounted to $9 billion as of December 31, 2020 and 2019.
The gross value of tax loss carryforwards capitalized as deferred tax assets amount to $921 million (2019: $521 million), of which $5 million will expire in five years. Of the remaining $916 million, approximately $559 million have an indefinite carryforward period, and approximately $357 million have a carryforward period that ranges from six to 20 years. All tax loss carryforwards have been capitalized as deferred tax assets in 2020 as it is probable that sufficient taxable income will be available for the foreseeable future.
No tax losses carried forward have expired in 2020, 2019 or 2018.
Swiss tax reform
On June 30, 2019, Swiss voters approved the Swiss Tax Reform and Old Age Insurance financing bill ("Swiss tax reform"). As a result, the corporate income tax rate applicable to Alcon’s Swiss profits as of January 1, 2020 increased from approximately 9.4% in 2019 to approximately 14.2% beginning in 2020. This change resulted in a non-cash increase in tax expense of $304 million related to the re-measurement of Swiss deferred tax assets and liabilities in 2019.